Property and equipment - Additional Information (Details) - Pin pads and POS [member]	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
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Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	360 days
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Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	180 days